Other operating expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other operating expense	Other operating expense:

	December 31, 2023	December 31, 2022
Net impairment loss on trade receivables	$1,498	$73
Restructuring and related costs	1,512	482
Acquisition related costs	773	2,857
	$3,783	$3,412
During the year ended December 31, 2023, the Corporation recorded a net impairment loss on trade receivables of $1,498,000 (2022 - $73,000), consisting primarily of various receivables no longer deemed collectible. In the event that the Corporation recovers any amounts previously recorded as impairment losses, the recovered amount will be recognized as a reversal of the impairment loss in the period of recovery.
25. Other operating expense (cont'd):
During the year ended December 31, 2023, total restructuring and related charges of $1,512,000 (2022 - $482,000) relate primarily to certain cost cutting measures and related personnel costs.
Acquisition related costs of $773,000 (2022 - $2,857,000) for the year ended December 31, 2023 consist primarily of other legal, advisory, and transaction related costs incurred due to corporate development activities.